Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Loans and Borrowings Table [Abstract]
Schedule of loans and borrowings
	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000
Current
Bank loans	635	—	—
Stocking loans	169,170	86,709	32,477
Subscription facilities	10,188	—	—
Mortgages	547	1,368	—
	180,540	88,077	32,477
Non-current
Bank loans	815	—	—
Stocking loans	8,809	—	—
Subscription facilities	56,987	—	—
Mortgages	1,502	2,126	—
	68,113	2,126	—
Total loans and borrowings	248,653	90,203	32,477